Short-Term and Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Short-Term and Long-Term Financial Liabilities

As of December 31, 2024 and 2023 the details of the short-term and long-term financial liabilities are as follows:

	Conversion exercise price	Contractual interest rate %	Maturity date	2024	2023

Term loan, net	--	10.25%	Jan 21, 2024	--	133,036
Term loan, net	--	10.25%	Dec 17, 2024	--	3,260,290
Term loan, net	--	10.25%	Dec 11, 2025	846,398	1,351,265
Term loan, net	--	10.25%	Oct 11, 2025	833,334	1,892,433
Convertible notes, short term (*)	$1.65	15.00%	Jan 15, 2025	2,876,163	5,359,454
Convertible notes, long term (*)	$1.65	15.00%	July 10, 2028	70,119,275	53,254,219
Total financial liabilities, net				74,675,170	65,250,697

Of which classified as:
Current financial liabilities, net				4,555,895	10,447,905
Non-current financial liabilities, net				70,119,275	54,802,791

(*)	In 2024, the Group issued subscription and commitment shares (“incentive shares”) to lenders in connection with convertible notes of US$10,500,000. These incentive shares are treated as standalone financial instruments that are both legally detachable and separately exercisable. Their fair value of US$3,760,909 was determined using the market price of the shares on the grant date and has been accounted for as a reduction in the convertible note liability’s carrying amount on the consolidated balance sheet. This discount is being amortized over the debt’s term using the effective interest method and amortization of the discount increases interest expense over the life of the convertible note. The total debt discount amortised during the year is US$64,277.

Schedule of Maturity Profile of Financial Liabilities

As at December 31, maturity profile of financial liabilities consists of the following:

Year ending December 31:	Dec 31, 2024	Dec 31, 2023

2024	--	10,447,906
2025	4,555,895	6,447,769
2026	--	4,448,513
2027	--	4,039,287
2028	70,119,275	39,867,222
Total	74,675,170	65,250,697